DISCLOSURE OF ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Mar. 31, 2022
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years